Property, Plant and Equipment	12 Months Ended
Oct. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property, Plant and Equipment

At October 31, property, plant and equipment consisted of the following:

	2011	2010
Machinery and equipment	$170,720	$94,932
Furniture and fixtures	74,326	74,326
Leasehold improvements	70,370	70,370
	315,416	239,628
Less: accumulated depreciation	(236,239)	(221,747)
Total property and equipment, net	$79,177	$17,881

The Company reclassified $75,788 in finished goods to machinery and equipment during the fiscal year ended October 31, 2011 to reflect the fact that units of the Company’s intended product are now being utilized as testing equipment. Consequently, depreciation expense for the years ended October 31, 2011 and 2010 was $14,492 and $27,690, respectively.